Non-controlling interests and redeemable non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2022
Noncontrolling Interest [Abstract]
Schedule of Net Loss Attributable to Non-controlling Interests
Net effect attributable to non-controlling interests for the years ended December 31 consists of the following:

	2022	2021
HLBV and other adjustments attributable to:
Non-controlling interests - tax equity partnership units	$108,695	$88,417
Non-controlling interests - redeemable tax equity partnership units	6,298	6,902
Other net earnings attributable to:
Non-controlling interests	(3,670)	(5,682)
	$111,323	$89,637
Redeemable non-controlling interest, held by related party	(15,157)	(10,435)
Net effect of non-controlling interests	$96,166	$79,202

	Non-controlling interests - tax equity partnership units (a)		Other non-controlling interests (b)		Non-controlling interests held by related parties (c)
	2022	2021	2022	2021	2022	2021
Opening balance	$1,377,117	$388,253	$64,807	$11,234	$81,158	$59,125
Net earnings attributable to NCI	(105,371)	(87,422)	345	3,354	—	—
Contributions received, net	6,182	1,058,929	267,515	51,451	—	39,376
Dividends and distributions declared	(40,086)	(11,795)	—	(1,021)	(20,978)	(17,793)
Repurchase of non-controlling interest	(12,249)	—	—	—	—	—
Non-controlling interest assumed on asset acquisition	—	29,141	—	—	—	—
OCI	15	11	695	(211)	(2,358)	450
Closing balance	$1,225,608	$1,377,117	$333,362	$64,807	$57,822	$81,158
Changes in redeemable non-controlling interests are as follows:

	Redeemable non-controlling interests held by related party		Redeemable non-controlling interests
	2022	2021	2022	2021
Opening balance	$306,537	$306,316	$12,989	$20,859
Net earnings attributable to NCI	15,157	10,435	(6,298)	(6,902)
Contributions, net of costs	—	—	5,000	—
Dividends and distributions declared	(13,838)	(10,214)	(171)	(968)
Closing balance	$307,856	$306,537	$11,520	$12,989